JPMorgan Insurance Trust

1111 Polaris Parkway

Columbus, Ohio 43240

December 19, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust

Ladies and Gentlemen:

On behalf of JPMorgan Insurance Trust, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration Statement on Form N-14 with respect to the following proposed reorganizations:

ACQUIRED PORTFOLIOS		ACQUIRING PORTFOLIOS
JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Bond Portfolio	merges with and into	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	merges with and into	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	merges with and into	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Small Company Portfolio	merges with and into	JPMorgan Insurance Trust Small Cap Equity Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio	merges with and into	JPMorgan Insurance Trust Diversified Equity Portfolio

The Registration Statement is proposed to become effective on January 17, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary